INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Opening balance	$ 26,321		$ 40,448
Impairment	(3,661)	[1]	(13,862)	[2]
Amortization	(5,882)	[3]	(7,890)
Additions	2,992		7,769
Translation differences	(388)		(144)
Closing balance	19,382		26,321		40,448
Customer Relationship [Member]
Opening balance	9,107		24,133
Impairment	(3,661)	[1]	(10,914)	[2]
Amortization	(2,115)	[3]	(4,112)
Additions
Translation differences
Closing balance	3,331		9,107		24,133
Technology [Member]
Opening balance	13,053		12,100
Impairment		[1]	(2,948)	[2]
Amortization	(2,871)	[3]	(2,549)
Additions	2,992		6,436
Translation differences	243		14
Closing balance	13,417		13,053		12,100
Other Intangible Assets [Member]
Opening balance	4,161		4,215
Impairment		[1]		[2]
Amortization	(896)	[3]	(1,229)
Additions			1,333
Translation differences	(631)		(158)
Closing balance	$ 2,634		$ 4,161		$ 4,215

[1]	Due to the decline in the results of Road Track (See Note 3) and the current expectation of management for further potential decrease in Road Track anticipated performance, the company performed on June 30, 2020, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the company recorded an impairment charge further described below:
[2]	Due to the decline in the results of Road Track (See Note 3) and the current expectation of management for further potential decrease in Road Track anticipated performance, the company performed on December 31, 2019, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the company recorded an impairment charge further described below:
[3]	As of December 31, 2020, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2021- US$ 5,236 thousand, 2022- US$ 5,088 thousand, 2023- US$ 3,712 thousand, 2024- US$ 3,050 thousand and 2025 – US$ 2,296 thousand.